SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Expenses, Research and Development Expenses and Government Grant (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total advertising expenses	$ 697,827	$ 1,989,407	$ 405,126
Other income from Government Grants	191,163	541,136	$ 745,296
Government grant deferred and included in liabilities	$ 0	$ 0